SCHEDULE OF ACCOUNT RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 51,603	$ 49,695
Allowance for credit losses	(15,332)	(14,979)	$ (14,067)
Total	$ 36,271	$ 34,716